Cover	Feb. 23, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 23, 2023
Entity Tax Identification Number	85-2560226
City Area Code	844
Local Phone Number	654-2642
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity File Number	001-39755
Entity Incorporation, State or Country Code	DE
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0001821769
Entity Address, Address Line One	3520 Challenger Street,
Entity Address, City or Town	Torrance,
Entity Address, Postal Zip Code	90503-1640
Entity Registrant Name	Navitas Semiconductor Corporation
Entity Address, State or Province	CA
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NVTS
Security Exchange Name	NASDAQ